TRADING PORTFOLIO FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2017
Trading Portfolio Financial Assets
TRADING PORTFOLIO FINANCIAL ASSETS

NOTE 6 TRADING PORTFOLIO FINANCIAL ASSETS

The detail of the financial instruments classified as trading financial assets is as follows:

	As of December 31,
	2017		2016
	MCh$		MCh$
Chilean Central Bank and Goverment securities
Chilean Central Bank bonds	1,705		8,349
Chilean - Central Bank notes	2,258		—
Other Chilean Central Bank and Goverment securities	3,163		17,855
Other national institution securities
Bonds	5		786
Note	—		—
Other Securities	—		12,608
Foreign Institution Securities
Bonds	381,262		547,499
Note	—		—
Other foreign Securities	8,147		11,727
Mutual funds Investments
Funds managed by related subsidiaries	18,521		33,733
Funds managed by third parties	—		—
Total	415,061	(*)	632,557	(*)

(*) This total includes trading securities as of December 31, 2017 MCh$19,239 (MCh$29,472 as of December 31, 2016), that are presented in Note 5 “Cash and cash equivalents,” which corresponds to those financial instruments with maturities that do not exceed three months from their dates of acquisition.